Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following summarizes the Consolidated Statements of Operations activity of the consolidated VIEs:

For the years ended	December 31, 2024	December 31, 2023
Interest income	$—	$10,738
Interest and other expenses	—	(9,534)
Net investment income	—	1,204
Unrealized gain/(loss) on note payable	—	(731)
Unrealized gain/(loss) on investments	—	544
Realized gain/(loss) on investments	—	(53)
Net gains (losses) from investment activities	—	(240)
Net revenues of consolidated variable interest entities	$—	$964
Revenues of consolidated VIEs - Insurance Solutions
The following summarizes the Consolidated Statements of Operations activity of the consolidated VIEs:

For the years ended	December 31, 2024	December 31, 2023
Investment income	$18,767	$18,696
Investment expense	(615)	(620)
Net investment income	18,152	18,076
Unrealized gain/(loss) on investments	(3,177)	(2,303)
Realized gain/(loss) on investments	107	1,116
Net gains (losses) from investment activities	(3,070)	(1,187)
Net revenues of consolidated variable interest entities	$15,082	$16,889
The Company has exposure beyond the carrying value of its variable interests due to unfunded commitments on loans.

	December 31, 2024		December 31, 2023
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum Exposure to Loss
Asset Management
Variable interests	$29	$29	$889	$889
Variable interests in related parties	21,004	22,417	21,173	22,586
Total Asset Management	$21,033	$22,446	$22,062	$23,475

Insurance Solutions
Variable interests	$17,689	$17,689	$22,748	$22,748
Variable interests in related parties	19,333	19,333	19,430	19,430
Total Insurance Solutions	$37,022	$37,022	$42,178	$42,178

Total	$58,055	$59,468	$64,240	$65,653
The following summarizes the Condensed Consolidated Statements of Operations activity of the consolidated VIEs:

For the Three Months Ended September 30,	2025	2024
Investment income	$4,276	$4,526
Investment expense	(147)	(138)
Net investment income	4,129	4,388
Unrealized gain/(loss) on investments	(1,405)	(977)
Realized gain/(loss) on investments	73	346
Net gains (losses) from investment activities	(1,332)	(631)
Net revenues of consolidated variable interest entities	$2,797	$3,757

For the Nine Months Ended September 30,	2025	2024
Investment income	$12,385	$13,939
Investment expense	(522)	(480)
Net investment income	11,863	13,459
Unrealized gain/(loss) on investments	(2,194)	(2,004)
Realized gain/(loss) on investments	310	945
Net gains (losses) from investment activities	(1,884)	(1,059)
Net revenues of consolidated variable interest entities	$9,979	$12,400

	September 30, 2025		December 31, 2024
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum Exposure to Loss
Asset Management
Variable interests	$—	$—	$29	$29
Variable interests in related parties	27,173	28,587	21,004	22,417
Total Asset Management	$27,173	$28,587	$21,033	$22,446

Insurance Solutions
Variable interests	$17,300	$17,300	$17,689	$17,689
Variable interests in related parties	16,338	16,338	19,333	19,333
Total Insurance Solutions	$33,638	$33,638	$37,022	$37,022

Total	$60,811	$62,225	$58,055	$59,468